Carillon ClariVest International Stock Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.1%		Shares	Value
Australia - 2.8%
Aristocrat Leisure Ltd.		54,647	$2,529,798
BHP Group Ltd.		68,506	1,913,729
Commonwealth Bank of Australia		14,712	1,624,698
Evolution Mining Ltd.		539,343	3,844,724
Northern Star Resources Ltd.		339,621	5,303,287
Qantas Airways Ltd.		904,532	6,535,965
			21,752,201

Brazil - 0.9%
Banco Bradesco SA - ADR		1,218,676	4,119,125
JBS NV - BDR (a)		198,300	2,954,986
			7,074,111

Canada - 8.9%
Agnico Eagle Mines Ltd.		19,700	3,318,014
Alimentation Couche-Tard, Inc.		44,000	2,347,489
Bank of Montreal		21,051	2,743,119
CAE, Inc. (a)		119,281	3,532,062
Canadian Imperial Bank of Commerce		78,295	6,256,511
Centerra Gold, Inc.		187,000	2,003,427
Fairfax Financial Holdings Ltd.		2,100	3,673,982
Great-West Lifeco, Inc.		159,817	6,485,927
Hudbay Minerals, Inc.		294,090	4,454,564
Kinross Gold Corp.		330,469	8,201,767
Loblaw Cos. Ltd.		88,000	3,403,780
Metro, Inc.		34,000	2,283,524
Royal Bank of Canada		56,475	8,323,742
Shopify, Inc. - Class A (a)		47,900	7,116,335
The Bank of Nova Scotia		44,418	2,872,153
WSP Global, Inc.		11,700	2,299,310
			69,315,706

China - 4.6%
Agricultural Bank of China Ltd. - Class H		2,812,000	1,892,671
Bank of China Ltd. - Class H		9,383,000	5,128,813
China CITIC Bank Corp. Ltd. - Class H		1,530,000	1,313,759
China Construction Bank Corp. - Class H		3,912,000	3,752,258
Industrial & Commercial Bank of China Ltd. - Class H		1,529,000	1,125,872
JD.com, Inc. - Class A		310,550	5,440,995
Jiangxi Copper Co. Ltd. - Class H		587,000	2,298,802
Tencent Holdings Ltd.		131,100	11,170,979
Xiaomi Corp. - Class B (a)		489,200	3,399,914
			35,524,063

Denmark - 1.1%
Danske Bank AS		111,259	4,752,381
Novo Nordisk AS - Class B		65,838	3,665,969
			8,418,350

France - 6.4%
BNP Paribas S.A.		39,219	3,587,090
Eiffage S.A.		31,115	3,986,400
Engie S.A.		292,372	6,285,002
L'Oreal S.A.		5,558	2,414,886
LVMH Moet Hennessy Louis Vuitton SE		3,083	1,897,226
Safran S.A.		10,860	3,853,889
Sanofi S.A.		39,277	3,719,303
Schneider Electric SE		30,718	8,646,286
Societe Generale S.A.		128,555	8,558,744
TotalEnergies SE		67,517	4,112,380
Unibail-Rodamco-Westfield SE REIT		28,659	3,018,222
			50,079,428

Germany - 7.2%
Bayer AG		131,641	4,382,493
Deutsche Bank AG		158,892	5,627,302
Deutsche Telekom AG		139,822	4,763,675
E.ON SE		335,296	6,315,475
Fresenius SE & Co. KGaA		111,192	6,214,041
Heidelberg Materials AG		20,058	4,534,038
Infineon Technologies AG		75,261	2,952,511
MTU Aero Engines AG		10,933	5,043,817
SAP SE		37,401	10,014,791
Siemens AG		23,375	6,310,755
			56,158,898

Hong Kong - 1.7%
Alibaba Group Holding Ltd.		598,400	13,382,687

India - 2.0%
Axis Bank Ltd.		236,643	3,014,701
HCL Technologies Ltd.		169,444	2,645,265
HDFC Bank Ltd.		436,134	4,673,920
ICICI Bank Ltd. - ADR		60,881	1,840,432
InterGlobe Aviation Ltd.		51,161	3,216,322
			15,390,640

Ireland - 0.4%
PDD Holdings, Inc. - ADR (a)		22,500	2,973,825

Israel - 1.5%
Bank Leumi Le-Israel B.M.		285,125	5,617,702
Teva Pharmaceutical Industries Ltd. - ADR (a)		316,922	6,401,824
			12,019,526

Italy - 3.2%
Enel SpA		332,199	3,148,106
Intesa Sanpaolo SpA		1,206,385	7,985,299
Leonardo SpA		73,250	4,687,038
Prysmian SpA		90,529	9,009,607
			24,830,050

Japan - 16.1%
Canon, Inc.		65,200	1,902,738
Central Japan Railway Co.		309,900	8,884,725
Daiichi Sankyo Co. Ltd.		43,000	967,509
Daiwa House Industry Co. Ltd.		84,800	3,045,595
FUJIFILM Holdings Corp.		195,900	4,871,700
Honda Motor Co. Ltd.		287,000	2,961,647
ITOCHU Corp.		122,500	6,970,054
KDDI Corp.		545,800	8,704,707
Kirin Holdings Co. Ltd.		240,500	3,523,597
Marubeni Corp.		196,300	4,898,120
Mitsubishi Corp.		163,200	3,890,591
Mitsubishi Estate Co. Ltd.		149,500	3,436,085
Mitsubishi UFJ Financial Group, Inc.		332,800	5,368,523
Mitsui & Co. Ltd.		142,600	3,540,931
Mizuho Financial Group, Inc.		118,700	3,990,204
Nintendo Co. Ltd.		40,000	3,460,770
Nippon Yusen KK		54,000	1,842,758
NTT, Inc.		2,954,800	3,088,715
Otsuka Holdings Co. Ltd.		132,200	7,050,326
Renesas Electronics Corp.		161,800	1,861,540
SoftBank Group Corp.		27,700	3,495,201
Sumitomo Corp.		240,700	6,964,172
Sumitomo Electric Industries Ltd.		319,100	9,079,688
Sumitomo Mitsui Financial Group, Inc.		232,200	6,532,454
Sumitomo Mitsui Trust Group, Inc.		179,400	5,206,908
Takeda Pharmaceutical Co. Ltd.		116,800	3,430,462
TDK Corp.		478,500	6,929,065
			125,898,785

Netherlands - 3.2%
ASML Holding N.V.		7,172	6,994,062
NN Group N.V.		104,875	7,395,546
Prosus N.V.		150,965	10,675,529
			25,065,137

Singapore - 2.0%
DBS Group Holdings Ltd.		146,150	5,795,989
Trip.com Group Ltd.		129,350	9,809,588
			15,605,577

South Korea - 4.1%
Hyundai Motor Co.		35,483	5,439,668
Kia Corp.		38,075	2,732,905
LG Uplus Corp.		260,755	2,852,141
Samsung Electronics Co. Ltd.		124,544	7,466,454
SK Hynix, Inc.		52,863	13,104,631
			31,595,799

Spain - 3.3%
Banco Bilbao Vizcaya Argentaria S.A.		234,747	4,523,502
Banco Santander S.A.		872,945	9,160,989
Iberdrola S.A.		430,777	8,154,346
Repsol S.A.		219,397	3,901,377
			25,740,214

Switzerland - 4.8%
Logitech International S.A.		46,169	5,078,517
Nestle S.A.		22,113	2,030,753
Novartis AG		83,678	10,759,183
Roche Holding AG		24,562	8,178,742
Swiss Re AG		13,607	2,527,187
UBS Group AG		223,550	9,190,935
			37,765,317

Taiwan - 8.3%
Asustek Computer, Inc.		290,000	6,406,758
Compal Electronics, Inc.		3,934,000	4,202,774
CTBC Financial Holding Co. Ltd.		2,028,000	2,860,128
Eva Airways Corp.		1,882,354	2,360,803
Hon Hai Precision Industry Co. Ltd.		1,185,000	8,461,070
MediaTek, Inc.		143,000	6,201,875
Quanta Computer, Inc.		319,000	3,055,749
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		103,846	29,003,149
Wistron Corp.		446,000	2,072,327
			64,624,633

Turkey - 0.2%
Turk Hava Yollari AO		169,112	1,282,402

United Kingdom - 12.4%
3i Group PLC		207,730	11,450,692
AstraZeneca PLC		35,696	5,468,665
BAE Systems PLC		216,032	6,013,558
Barclays PLC		2,016,454	10,375,307
BP PLC		290,931	1,670,424
British American Tobacco PLC		171,750	9,134,917
Coca-Cola Europacific Partners PLC		26,436	2,390,079
GSK PLC		60,968	1,309,103
HSBC Holdings PLC		588,310	8,302,886
Imperial Brands PLC		114,331	4,856,945
Lloyds Banking Group PLC		2,049,980	2,319,727
Marks & Spencer Group PLC		538,276	2,640,851
National Grid PLC		338,312	4,861,092
RELX PLC		33,968	1,622,951
Rio Tinto PLC		59,809	3,941,558
Rolls-Royce Holdings PLC		478,226	7,687,127
Shell PLC		155,400	5,538,615
SSE PLC		66,047	1,549,178
Standard Chartered PLC		134,127	2,603,078
Unilever PLC		55,257	3,266,165
			97,002,918
TOTAL COMMON STOCKS (Cost $505,939,321)			741,500,267

EXCHANGE TRADED FUNDS - 1.9%		Shares	Value
China – 1.1% Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund(b)		259,316	8,552,242
India – 0.8%
iShares MSCI India Exchange Traded Fund		113,267	5,896,680
TOTAL EXCHANGE TRADED FUNDS (Cost $11,852,482)			14,448,922

PREFERRED STOCKS - 0.3%		Shares	Value
Germany - 0.3%
Volkswagen AG		20,455	2,217,118
TOTAL PREFERRED STOCKS (Cost $2,381,168)			2,217,118

SHORT-TERM INVESTMENTS - 1.1%		Shares	Value
Money Market Funds – 1.1% First American Government Obligations Fund - Class X, 4.05%(c)		8,599,450	8,599,450
TOTAL SHORT-TERM INVESTMENTS (Cost $8,599,450)			8,599,450

TOTAL INVESTMENTS - 98.4% (Cost $528,772,421)			766,765,757
Other Assets in Excess of Liabilities - 1.6%			12,705,455
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$779,471,212
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt BDR - Brazilian Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $8,465,966 which represented 1.1% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon ClariVest International Stock Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$118,999,126	$622,501,141	$–	$741,500,267
Exchange Traded Funds	14,448,922	–	–	14,448,922
Preferred Stocks	–	2,217,118	–	2,217,118
Money Market Funds	8,599,450	–	–	8,599,450
Total Investments	$142,047,498	$624,718,259	$–	$766,765,757

Refer to the Schedule of Investments for further disaggregation of investment categories.